Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WEBs ETF Trust
Entity Central Index Key	0001580843
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000255373
Shareholder Report [Line Items]
Fund Name	WEBs SPY Defined Volatility ETF
Trading Symbol	DVSP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs SPY Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility SPY ETF) for the period from December 17, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvsp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility SPY ETF to WEBs SPY Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvsp/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs SPY Defined Volatility ETF	$78	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Fund's index is allowed to go up to 200% exposure to the U.S. Equity Large Cap Blend area, and for the period we saw it reach that level while dipping as low as 39% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs SPY Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility US Large Cap 500 Index
12/17/2024	$10,000	$10,000	$10,000
12/31/2024	$9,378	$9,687	$9,375
01/31/2025	$9,624	$9,957	$9,636
02/28/2025	$9,300	$9,827	$9,330
03/31/2025	$8,566	$9,273	$8,620
04/30/2025	$8,304	$9,210	$8,382
05/31/2025	$8,659	$9,790	$8,739
06/30/2025	$9,325	$10,288	$9,421
07/31/2025	$9,696	$10,519	$9,808
08/31/2025	$10,026	$10,732	$10,168
09/30/2025	$10,701	$11,124	$10,870
10/31/2025	$10,985	$11,384	$11,159

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs SPY Defined Volatility ETF	9.85%
S&P 500 Total Return Index	13.84%
Syntax Defined Volatility US Large Cap 500 Index	11.59%

Performance Inception Date	Dec. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvsp/
AssetsNet	$ 2,752,790
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 15,317
InvestmentCompanyPortfolioTurnover	28.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,752,790
# of Portfolio Holdings	4
Portfolio Turnover Rate	28.5%
Advisory Fees Paid	$15,317

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	46.0%
Time deposits	50.8%
Total Return Swaps	3.3%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

SPDR S&P 500 ETF Trust	46.0%
Citibank, New York 3.21% 11/03/2025	34.1%
JPMorgan Chase, New York 3.21% 11/03/2025	16.7%
Total Return Swap SPDR S&P 500 ETF Trust Overnight Bank Funding Rate + 1.25% 01/20/2026	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvsp/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility SPY ETF to WEBs SPY Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs SPY Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 17, 2024.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000255375
Shareholder Report [Line Items]
Fund Name	WEBs QQQ Defined Volatility ETF
Trading Symbol	DVQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs QQQ Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility QQQ ETF) for the period from December 17, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvqq/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility QQQ ETF to WEBs QQQ Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvqq/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs QQQ Defined Volatility ETF	$79	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Fund's index is allowed to go up to 200% exposure to the U.S. Equity Large Cap Growth area, and for the period we saw it reach that level while dipping as low as 40% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs QQQ Defined Volatility ETF	NASDAQ 100 TR Index	Syntax Defined Volatility Triple Q's Index
12/17/2024	$10,000	$10,000	$10,000
12/31/2024	$9,185	$9,511	$9,177
01/31/2025	$9,322	$9,725	$9,340
02/28/2025	$8,888	$9,463	$8,910
03/31/2025	$8,168	$8,743	$8,185
04/30/2025	$8,101	$8,879	$8,125
05/31/2025	$8,618	$9,690	$8,640
06/30/2025	$9,385	$10,305	$9,414
07/31/2025	$9,764	$10,553	$9,804
08/31/2025	$9,906	$10,650	$9,953
09/30/2025	$10,892	$11,233	$10,962
10/31/2025	$11,388	$11,772	$11,462

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs QQQ Defined Volatility ETF	13.88%
NASDAQ 100 TR Index	17.72%
Syntax Defined Volatility Triple Q's Index	14.62%

Performance Inception Date	Dec. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvqq/
AssetsNet	$ 4,013,423
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 16,363
InvestmentCompanyPortfolioTurnover	23.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,013,423
# of Portfolio Holdings	4
Portfolio Turnover Rate	23.5%
Advisory Fees Paid	$16,363

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	46.3%
Time deposits	49.9%
Total Return Swaps	3.8%
Other Assets less Liabilities	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Invesco QQQ Trust Series 1	46.3%
ANZ, London 3.21% 11/03/2025	28.4%
Sumitomo Mitsui Trust Bank, Tokyo 3.21% 11/03/2025	21.5%
Total Return Swap Invesco QQQ Trust Series 1 Overnight Bank Funding Rate + 1.25% 01/20/2026	3.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvqq/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility QQQ ETF to WEBs QQQ Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs QQQ Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 17, 2024.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259001
Shareholder Report [Line Items]
Fund Name	WEBs Energy XLE Defined Volatility ETF
Trading Symbol	DVXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Energy XLE Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLE ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxe/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLE ETF to WEBs Energy XLE Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxe/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Energy XLE Defined Volatility ETF	$24	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Energy sector was also affected by demand for oil, gas, energy equipment and services. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 155% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Energy XLE Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLE Index	Energy Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$10,308	$10,049	$10,309	$10,197
08/31/2025	$11,094	$10,253	$11,107	$10,567
09/30/2025	$10,898	$10,627	$10,960	$10,541
10/31/2025	$10,460	$10,876	$10,543	$10,395

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Energy XLE Defined Volatility ETF	4.60%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLE Index	5.43%
Energy Select Sector Index TR	3.95%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvxe/
AssetsNet	$ 261,254
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 615
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$261,254
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$615

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	49.5%
Time deposits	47.7%
Total Return Swaps	2.9%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Energy Select Sector SPDR Fund	49.5%
Citibank, New York 3.21% 11/03/2025	47.7%
Total Return Swap Energy Select Sector SPDR Fund Federal Funds Composite Interest Rate + 1.00% 08/25/2026	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxe/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLE ETF to WEBs Energy XLE Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Energy XLE Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000258997
Shareholder Report [Line Items]
Fund Name	WEBs Materials XLB Defined Volatility ETF
Trading Symbol	DVXB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Materials XLB Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLB ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxb/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLB ETF to WEBs Materials XLB Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxb/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Materials XLB Defined Volatility ETF	$22	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Materials sector was also affected by demand for various metals, chemicals, construction materials, and containers & packaging. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 155% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Materials XLB Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLB Index	Materials Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,205	$10,049	$9,202	$9,544
08/31/2025	$10,006	$10,253	$10,030	$10,037
09/30/2025	$9,461	$10,627	$9,493	$9,800
10/31/2025	$8,594	$10,876	$8,642	$9,361

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Materials XLB Defined Volatility ETF	-14.06%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLB Index	-13.58%
Materials Select Sector Index TR	-6.39%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvxb/
AssetsNet	$ 215,071
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 560
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$215,071
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$560

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	54.6%
Time deposits	56.8%
Total Return Swaps	-11.4%
Other Assets less Liabilities	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

JPMorgan Chase, New York 3.21% 11/03/2025	55.8%
Materials Select Sector SPDR Fund	54.6%
Citibank, New York 3.21% 11/03/2025	1.0%
Total Return Swap Materials Select Sector SPDR Fund Overnight Bank Funding Rate + 1.25% 08/25/2026	-11.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxb/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLB ETF to WEBs Materials XLB Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Materials XLB Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259003
Shareholder Report [Line Items]
Fund Name	WEBs Industrials XLI Defined Volatility ETF
Trading Symbol	DVIN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Industrials XLI Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLI ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvin/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLI ETF to WEBs Industrials XLI Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvin/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Industrials XLI Defined Volatility ETF	$24	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Industrials sector was also affected by projections for economic growth, and infrastructure investments from aerospace and large construction projects. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 160% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Industrials XLI Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLI Index	Industrial Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$10,116	$10,049	$10,105	$10,063
08/31/2025	$10,056	$10,253	$10,049	$10,063
09/30/2025	$10,361	$10,627	$10,374	$10,259
10/31/2025	$10,363	$10,876	$10,374	$10,308

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Industrials XLI Defined Volatility ETF	3.63%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLI Index	3.74%
Industrial Select Sector Index TR	3.08%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvin/
AssetsNet	$ 258,880
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 595
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$258,880
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$595

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	49.4%
Time deposits	47.4%
Total Return Swaps	3.2%
Other Assets less Liabilities	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Industrial Select Sector SPDR Fund	49.4%
JPMorgan Chase, New York 3.21% 11/03/2025	36.8%
Sumitomo Mitsui Trust Bank, London 3.21% 11/03/2025	10.6%
Total Return Swap Industrial Select Sector SPDR Fund Overnight Bank Funding Rate + 1.20% 08/24/2026	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvin/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLI ETF to WEBs Industrials XLI Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Industrials XLI Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000258999
Shareholder Report [Line Items]
Fund Name	WEBs Consumer Discretionary XLY Defined Volatility ETF
Trading Symbol	DVXY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Consumer Discretionary XLY Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLY ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxy/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLY ETF to WEBs Consumer Discretionary XLY Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxy/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Consumer Discretionary XLY Defined Volatility ETF	$24	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Consumer Discretionary sector was also affected by consumer confidence and labor participation data, as well as the artificial intelligence effects on labor. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 109% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Consumer Discretionary XLY Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLY Index	Consumer Discretionary Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,621	$10,049	$9,614	$9,818
08/31/2025	$10,196	$10,253	$10,192	$10,276
09/30/2025	$10,727	$10,627	$10,737	$10,648
10/31/2025	$10,547	$10,876	$10,547	$10,657

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Consumer Discretionary XLY Defined Volatility ETF	5.47%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLY Index	5.47%
Consumer Discretionary Select Sector Index TR	6.57%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvxy/
AssetsNet	$ 263,473
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 603
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$263,473
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$603

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	50.9%
Time deposits	46.3%
Total Return Swaps	2.9%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Consumer Discretionary Select Sector SPDR Fund	50.9%
Citibank, New York 3.21% 11/03/2025	45.5%
Sumitomo Mitsui Trust Bank, Tokyo 3.21% 11/03/2025	0.8%
Total Return Swap Consumer Discretionary Select Sector SPDR Fund Overnight Bank Funding Rate + 1.25% 08/25/2026	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxy/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLY ETF to WEBs Consumer Discretionary XLY Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Consumer Discretionary XLY Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259005
Shareholder Report [Line Items]
Fund Name	WEBs Consumer Staples XLP Defined Volatility ETF
Trading Symbol	DVXP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Consumer Staples XLP Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLP ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLP ETF to WEBs Consumer Staples XLP Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxp/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Consumer Staples XLP Defined Volatility ETF	$22	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Consumer Staples sector was also affected by consumer demand for essential goods, and inflation's impact on prices for goods. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 142% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Consumer Staples XLP Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLP Index	Consumer Staples Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,547	$10,049	$9,544	$9,779
08/31/2025	$9,744	$10,253	$9,751	$9,900
09/30/2025	$9,262	$10,627	$9,284	$9,675
10/31/2025	$8,747	$10,876	$8,791	$9,416

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Consumer Staples XLP Defined Volatility ETF	-12.53%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLP Index	-12.09%
Consumer Staples Select Sector Index TR	-5.84%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvxp/
AssetsNet	$ 219,044
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 565
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$219,044
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$565

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	53.7%
Time deposits	56.0%
Total Return Swaps	-9.7%
Other Assets less Liabilities	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

JPMorgan Chase, New York 3.21% 11/03/2025	56.0%
Consumer Staples Select Sector SPDR Fund	53.7%
Total Return Swap Consumer Staples Select Sector SPDR Fund Overnight Bank Funding Rate + 1.20% 08/24/2026	-9.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxp/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLP ETF to WEBs Consumer Staples XLP Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Consumer Staples XLP Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000258998
Shareholder Report [Line Items]
Fund Name	WEBs Health Care XLV Defined Volatility ETF
Trading Symbol	DVXV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Health Care XLV Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLV ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxv/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLV ETF to WEBs Health Care XLV Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxv/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Health Care XLV Defined Volatility ETF	$25	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Health Care sector was also affected by pharmaceutical prices and policy, health care costs, policy on insurance coverage, and overall population health trends. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 104% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Health Care XLV Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLV Index	Health Care Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,727	$10,049	$9,732	$9,764
08/31/2025	$10,249	$10,253	$10,265	$10,290
09/30/2025	$10,443	$10,627	$10,482	$10,473
10/31/2025	$10,902	$10,876	$10,975	$10,848

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Health Care XLV Defined Volatility ETF	9.02%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLV Index	9.75%
Health Care Select Sector Index TR	8.48%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvxv/
AssetsNet	$ 272,302
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 608
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$272,302
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$608

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	50.4%
Time deposits	44.8%
Total Return Swaps	4.9%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Health Care Select Sector SPDR Fund	50.4%
JPMorgan Chase, New York 3.21% 11/03/2025	44.8%
Total Return Swap Health Care Select Sector SPDR Fund Overnight Bank Funding Rate + 1.25% 08/25/2026	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxv/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLV ETF to WEBs Health Care XLV Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Health Care XLV Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259002
Shareholder Report [Line Items]
Fund Name	WEBs Financial XLF Defined Volatility ETF
Trading Symbol	DVXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Financial XLF Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLF ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxf/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLF ETF to WEBs Financial XLF Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxf/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Financial XLF Defined Volatility ETF	$23	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Finance sector was also affected by technological advances, investor sentiment, and shifts in government regulation. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 172% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Financial XLF Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLF Index	Financial Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,867	$10,049	$9,857	$9,938
08/31/2025	$10,400	$10,253	$10,403	$10,248
09/30/2025	$10,356	$10,627	$10,376	$10,263
10/31/2025	$9,717	$10,876	$9,760	$9,971

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Financial XLF Defined Volatility ETF	-2.83%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLF Index	-2.40%
Financial Select Sector Index TR	-0.29%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvxf/
AssetsNet	$ 242,787
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 591
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$242,787
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$591

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	51.2%
Time deposits	50.3%
Total Return Swaps	-1.5%
Other Assets less Liabilities	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Financial Select Sector SPDR Fund	51.2%
JPMorgan Chase, New York 3.21% 11/03/2025	50.3%
Total Return Swap Financial Select Sector SPDR Fund Overnight Bank Funding Rate + 1.20% 08/24/2026	-1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxf/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLF ETF to WEBs Financial XLF Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Financial XLF Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259004
Shareholder Report [Line Items]
Fund Name	WEBs Technology XLK Defined Volatility ETF
Trading Symbol	DVXK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Technology XLK Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLK ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxk/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLK ETF to WEBs Technology XLK Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxk/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Technology XLK Defined Volatility ETF	$27	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Technology sector was also affected by extreme growth artificial intelligence and other Technology-centered tailwinds. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 122% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Technology XLK Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLK Index	Technology Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$10,289	$10,049	$10,282	$10,144
08/31/2025	$10,197	$10,253	$10,186	$10,142
09/30/2025	$11,714	$10,627	$11,722	$10,916
10/31/2025	$12,690	$10,876	$12,686	$11,635

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Technology XLK Defined Volatility ETF	26.90%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLK Index	26.86%
Technology Select Sector Index TR	16.35%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvxk/
AssetsNet	$ 316,911
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 648
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$316,911
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$648

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	45.3%
Time deposits	43.9%
Total Return Swaps	10.9%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Technology Select Sector SPDR Fund	45.3%
JPMorgan Chase, New York 3.21% 11/03/2025	43.9%
Total Return Swap Technology Select Sector SPDR Fund Federal Funds Composite Interest Rate + 1.00% 08/25/2026	10.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxk/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLK ETF to WEBs Technology XLK Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Technology XLK Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259000
Shareholder Report [Line Items]
Fund Name	WEBs Communication Services XLC Defined Volatility ETF
Trading Symbol	DVXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Communication Services XLC Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLC ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxc/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLC ETF to WEBs Communication Services XLC Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxc/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Communication Services XLC Defined Volatility ETF	$25	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Communication Services sector was also affected by the market's focus on artificial intelligence, and valuation of tech and semiconductor companies. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 190% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Communication Services XLC Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLC Index	Communication Services Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,901	$10,049	$9,901	$9,960
08/31/2025	$10,555	$10,253	$10,589	$10,311
09/30/2025	$11,894	$10,627	$11,959	$11,002
10/31/2025	$11,107	$10,876	$11,166	$10,670

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Communication Services XLC Defined Volatility ETF	11.07%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLC Index	11.66%
Communication Services Select Sector Index TR	6.70%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvxc/
AssetsNet	$ 277,335
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 641
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$277,335
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$641

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	48.1%
Time deposits	43.9%
Total Return Swaps	8.1%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Communication Services Select Sector SPDR Fund	48.1%
JPMorgan Chase, New York 3.21% 11/03/2025	33.8%
Citibank, New York 3.21% 11/03/2025	10.1%
Total Return Swap Communication Services Select Sector SPDR Fund Overnight Bank Funding Rate + 1.20% 08/24/2026	8.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxc/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLC ETF to WEBs Communication Services XLC Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Communication Services XLC Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259007
Shareholder Report [Line Items]
Fund Name	WEBs Utilities XLU Defined Volatility ETF
Trading Symbol	DVUT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Utilities XLU Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLU ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvut/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLU ETF to WEBs Utilities XLU Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvut/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Utilities XLU Defined Volatility ETF	$25	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Utilities sector was also affected by rising demand for energy, especially from data centers, and shifts in renewable sources and policies around renewables. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 178% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Utilities XLU Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLU Index	Utilities Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$10,129	$10,049	$10,128	$10,073
08/31/2025	$9,772	$10,253	$9,771	$9,914
09/30/2025	$10,498	$10,627	$10,512	$10,326
10/31/2025	$10,838	$10,876	$10,855	$10,543

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Utilities XLU Defined Volatility ETF	8.38%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLU Index	8.55%
Utilities Select Sector Index TR	5.43%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvut/
AssetsNet	$ 271,574
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 610
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$271,574
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$610

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	48.9%
Time deposits	46.3%
Total Return Swaps	4.9%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Utilities Select Sector SPDR Fund	48.9%
Citibank, New York 3.21% 11/03/2025	46.3%
Total Return Swap Utilities Select Sector SPDR Fund Federal Funds Composite Interest Rate + 1.00% 08/25/2026	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvut/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLU ETF to WEBs Utilities XLU Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Utilities XLU Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259006
Shareholder Report [Line Items]
Fund Name	WEBs Real Estate XLRE Defined Volatility ETF
Trading Symbol	DVRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WEBs Real Estate XLRE Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLRE ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvre/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Material Fund Change Notice [Text Block]	Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLRE ETF to WEBs Real Estate XLRE Defined Volatility ETF.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvre/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Real Estate XLRE Defined Volatility ETF	$22	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Factors Affecting Performance [Text Block]

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Real Estate sector, due to the capital-intensive nature of real estate, is particularly sensitive to interest rates changes.  The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 150% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of future Fund performance.
Line Graph [Table Text Block]
	WEBs Real Estate XLRE Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLRE Index	Real Estate Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,432	$10,049	$9,418	$9,687
08/31/2025	$9,731	$10,253	$9,729	$9,897
09/30/2025	$9,735	$10,627	$9,746	$9,939
10/31/2025	$9,107	$10,876	$9,121	$9,640

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
WEBs Real Estate XLRE Defined Volatility ETF	-8.93%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLRE Index	-8.79%
Real Estate Select Sector Index TR	-3.60%

Performance Inception Date	Jul. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	https://www.websinv.com/product_page/dvre/
AssetsNet	$ 227,842
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 563
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$227,842
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$563

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	53.4%
Time deposits	49.1%
Total Return Swaps	-2.4%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Real Estate Select Sector SPDR Fund	53.4%
DNB, Oslo 3.21% 11/03/2025	49.1%
Total Return Swap Real Estate Select Sector SPDR Fund Federal Funds Composite Interest Rate + 1.00% 08/25/2026	-2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvre/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLRE ETF to WEBs Real Estate XLRE Defined Volatility ETF.

Material Fund Change Name [Text Block]	WEBs Real Estate XLRE Defined Volatility ETF
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 23, 2025.
Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.